ACCOUNTING POLICIES (Detail Textuals) $ in Millions		3 Months Ended	12 Months Ended
	Oct. 05, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 28, 2011
Business Combination, Separately Recognized Transactions [Line Items]
Gain in Other Operating Income due to Insurance Recoveries at Becancour			$ 42.3
Gain in Other Operating Income due to Insurance Recoveries at McIntosh			3.7
Expense for earnout liability					$ 7.9
Business Acquisition, Percentage of Voting Interests Acquired						50.00%
Gain (Loss) on Sale of Equity Investments			0.0	$ 0.0	6.5
Asset retirement obligation non-current			46.2	44.2
Asset Retirement Obligation, Revision of Estimate			3.1	2.0
Goodwill and Intangible Asset Impairment			0.0	$ 0.0	$ 0.0
Up-front payments under the ethylene agreements	$ 433.5
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Ethylene Asset	$ 410.8
Amortization of Supply Contracts		$ 4.3	$ 4.3
Average remaining life expectancy of the inactive participants in the defined benefit pension plan (in years)			19	18
Minimum
Business Combination, Separately Recognized Transactions [Line Items]
Q4 2017 Supply Contract Payment			$ 230.0
Q4 2020 Supply Contract Payment			425.0
Maximum
Business Combination, Separately Recognized Transactions [Line Items]
Q4 2017 Supply Contract Payment			250.0
Q4 2020 Supply Contract Payment			$ 465.0